Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Net profit (loss) for the year	¥ (152,125)	¥ 108,143	¥ 144,197
Items that will not be reclassified to profit or loss:
Changes in fair value of financial assets measured at fair value through other comprehensive income	(4,976)	(12,311)	2,309
Remeasurement of defined benefit pension plans	1,914	(7,046)	(5,002)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(3,062)	(19,357)	(2,693)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	903,895	(153,345)	968,842
Cash flow hedges	28,950	(956)	23,456
Hedging cost	3,159	7,963	7,197
Share of other comprehensive loss of investments accounted for using the equity method	(541)	(145)	(1,793)
Other comprehensive income that will be reclassified to profit or loss, net of tax	935,463	(146,484)	997,702
Other comprehensive income (loss) for the year, net of tax	932,401	(165,841)	995,009
Total comprehensive income (loss) for the year	780,275	(57,698)	1,139,206
Attributable to:
Owners of the Company	779,963	(57,852)	1,139,033
Non-controlling interests	313	154	173
Total comprehensive income (loss) for the year	¥ 780,275	¥ (57,698)	¥ 1,139,206